Other Balance Sheet Components	9 Months Ended
Sep. 30, 2023
Other Balance Sheet Components
Other Balance Sheet Components
8.	Other Balance Sheet Components

	As of
	September 30,	December 31,	September 30,
	2022	2022	2023

	(In thousands)
Accounts receivable, net:
Due from third parties		$416,125	$384,353
Due from Alibaba		75,347	52,307
Due from other related parties		49,151	38,870
Total gross amount		$540,623	$475,530

Allowance for credit losses:
Balance at the beginning of the year/period	$(42,650)	(42,650)	(38,180)
Additional provision charged to expenses, net	(3,940)	(4,440)	(7,255)
Write-off	10,085	8,910	3,974
Balance at the end of the year/period	$(36,505)	(38,180)	(41,461)
		$502,443	$434,069
Prepaid expenses and other current assets:
Rental and other deposits		$1,583	$1,605
Deductible value-added taxes		3,865	6,387
Investment prepayment		30,938	31,531
Proceeds receivable from disposal of investments		13,371	14,014
Loans to and interest receivable from other related parties (1) (Note 10)		110,000	100,000
Loans to and interest receivable from third parties (1)		136,683	122,393
Advertising prepayment		9,126	9,267
Prepayment to outsourced service providers		3,479	3,296
Amounts deposited by users (2)		52,216	51,809
Content fees		15,859	19,917
Others		14,382	14,721
		$391,502	$374,940

Property and equipment, net:
Office building		$196,223	$185,547
Office building related facilities		3,298	3,119
Computers and equipment		228,599	202,877
Leasehold improvements		13,064	12,722
Furniture and fixtures		8,139	7,747
Others		17,733	18,126
Property and equipment, gross		467,056	430,138
Accumulated depreciation		(217,503)	(213,373)
		$249,553	$216,765

Other non-current assets
Investment related deposits (3)		$373,252	$311,090
Loans to and interest receivable from a related party(1) (Note 10)		454,912	338,386
Deferred tax assets		39,989	45,735
Others		30,269	51,579
		$898,422	$746,790

Accrued and other liabilities (4):
Payroll and welfare		$156,274	$157,437
Marketing expenses		74,093	59,180
Sales rebates		266,455	202,731
Professional fees		8,836	7,175
VAT and other tax payable		51,037	57,755
Amounts due to users (2)		52,216	51,809
Payable to SINA for the acquisition of the equity of STC (5) (Note 10)		218,402	—
Unpaid consideration for acquisition		687	455
Unpaid consideration for investment		4,320	1,926
Proceeds received in advance from disposal of investment		14,496	13,022
Interest payable for convertible debt, unsecured senior notes and long-term loans		28,257	15,282
Listing expenses payable		933	914
Others		37,978	29,845
		$913,984	$597,531
(1)	Loans to related parties and third parties incurred for the nine months ended September 30, 2022 and 2023 were non-trade in nature.
(2)

Weibo wallet enables users to conduct interest-generation activities on Weibo, such as handing out “red envelopes” and coupons to users and purchase different types of products and services on Weibo, including those offered by the Group, such as marketing services and membership, and those offered by Weibo’s platform partners, such as e-commerce merchandises, financial products and virtual gifts. Amounts deposited by users primarily represent the receivable temporarily held in Weibo’s account on a third party online payment platform for Weibo wallet users. Amounts due to users represent the balances that are payable on demand to Weibo wallet users and therefore are reflected as current liability on the unaudited interim condensed consolidated balance sheets.

(3)

As of September 30, 2023, investment related deposits primarily included US$144.7 million in a game company. These non-current assets will be transferred to long-term investment when the legal procedures are completed.

(4)	Include amounts due to third parties, employees, related parties (Note 10) and Weibo wallet users.
(5)

On December 23, 2022, Weibo Hong Kong Limited, the Company’s wholly owned subsidiary, entered into certain agreement for the sale and purchase of 100% of the equity interest of Sina.com Technology (China) Co., Ltd., with SINA Hong Kong Limited, a wholly owned subsidiary of Sina Corporation, pursuant to which Weibo Hong Kong Limited agrees to purchase all equity interests in Sina.com Technology (China) Co., Ltd., a wholly-owned subsidiary of SINA Hong Kong Limited and the owner of SINA Plaza in Beijing, China, for an aggregate consideration of approximately US$218.4 million (RMB1.5 billion). The acquisition date was December 31, 2022 and the Group settled the payment for the consideration in the first quarter of 2023.